Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Our cybersecurity program is focused on the following key areas:
a.Governance: As discussed in more detail under the heading below called “Governance”, our supervisory board’s oversight of cybersecurity risk management is supported by the Audit Committee, which interacts on a regular basis with our Chief Information Security Officer or person performing the functions of a Chief Information Security Officer (“CISO”) and the delegate of the CISO.
b.Collaborative Approach: We promote a comprehensive, cross-functional approach to monitoring, identifying, preventing and mitigating cybersecurity threats and incidents, while also implementing controls and procedures that provide for the escalation of certain cybersecurity incidents so that decisions regarding the public disclosure and reporting of such incidents can be made by management in a timely manner.
c.Technical Safeguards and Incident Response: We deploy technical safeguards and incident response plans that are designed to protect our information systems from cybersecurity threats, including firewalls, intrusion prevention and detection systems, anti-malware functionality, access controls, system backups, denial of service attack prevention, endpoint protection, network protection and cloud workload protection, which are evaluated and improved through vulnerability assessments and cybersecurity threat intelligence.
d.Third-Party Risk Management: We maintain a comprehensive, cross-functional, risk-based approach to assessing the cybersecurity incidents and vulnerabilities reported by third parties, including vendors, service providers and other external users of our systems, and to identifying and overseeing cybersecurity risks presented by such third party cybersecurity incidents.
e.Education and Awareness: We provide regular "phishing" testing and training as well as training on information security and cyber awareness for our personnel as a means to equip the latter with effective tools to address cybersecurity threats, and to communicate our evolving information security processes and practices.
We engage in the periodic assessment and testing of our cybersecurity risk management program. These efforts include a wide range of activities, including audits, assessments, vulnerability and penetration testing and other exercises focused on evaluating the effectiveness of our cybersecurity measures. We engage third parties to perform assessments on our cybersecurity measures (including audits) and to improve our processes and practices. The results of such assessments, audits and reviews are reported by the CISO, and/or delegate of the CISO, to the Audit Committee as well as to the management board, and we are committed to adjusting our cybersecurity processes and practices as necessary based on the information provided by these assessments, audits and reviews.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]
We recognize the critical importance of preserving the trust and confidence of our users, business partners and employees in maintaining a robust cybersecurity risk management program. Our management board, under the supervision of the supervisory board, oversees the risks from cybersecurity threats. Our cybersecurity processes and practices are modelled based on industry best practices, including the National Institute of Standards and Technology Cybersecurity Framework and the ISO/IEC 27001 Standard. In general, we seek to address cybersecurity risks through a comprehensive, cross-functional approach that is focused on preserving the confidentiality, security and availability of the information that trivago collects and stores by identifying, preventing and mitigating cybersecurity threats and effectively responding to cybersecurity incidents when they occur.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	The management board, under the supervision of the supervisory board and in coordination with the Audit Committee, oversees our cybersecurity risk management program, with a focus on the following: data governance, information systems, incident response for cybersecurity incidents, disaster recovery, compliance risks and internal audits and IT/Engineering security budget.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The management board, under the supervision of the supervisory board and in coordination with the Audit Committee, oversees our cybersecurity risk management program, with a focus on the following: data governance, information systems, incident response for cybersecurity incidents, disaster recovery, compliance risks and internal audits and IT/Engineering security budget.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Audit Committee and the management board receive from the CISO, and/or from the delegate of the CISO, regular presentations and reports on cybersecurity risks, which may address a wide range of topics including recent developments, vulnerability assessments, third-party and independent reviews, the threat environment, technological trends and information security considerations arising with respect to our partners and third parties. The supervisory board, the management board and the Audit Committee also receive prompt and timely information regarding any cybersecurity incident that meets established reporting thresholds, as well as ongoing updates regarding any such incident until it has been addressed.
Cybersecurity Risk Role of Management [Text Block]
The CISO, and/or the delegate of the CISO, in coordination with our CEO, General Counsel and Internal Audit Lead, work collaboratively to implement a program designed to protect our information systems from cybersecurity threats and to promptly respond to any cybersecurity incidents in accordance with our incident response and recovery plans. Through ongoing communications with the concerned teams, including but not limited to Legal and Internal Audit, the CISO, and/or the delegate of the CISO, monitor the prevention, detection, mitigation and remediation of cybersecurity incidents, and report such incidents to the Disclosure Committee when appropriate.
The CISO, who holds the positions of Managing Director and Chief Product Officer, has served in various roles overseeing technology, product and marketing functions for over two decades. In addition to his tenure with us, he held senior roles in the consumer goods industry as well as in the financial investment industry. He has extensive experience managing risks at our company as well as at other companies, including risks arising from cybersecurity threats. The delegate of the CISO has extensive cybersecurity experience, having served in various roles in information technology and information security at our company for more than fourteen years, including serving as Head of Information Infrastructure, Head of Infrastructure Operations and Head of Data Center Operations. Before joining us, he had served in similar roles in the mobile carrier market and as an IT consultant.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	The CISO, and/or the delegate of the CISO, in coordination with our CEO, General Counsel and Internal Audit Lead, work collaboratively to implement a program designed to protect our information systems from cybersecurity threats and to promptly respond to any cybersecurity incidents in accordance with our incident response and recovery plans.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]
The CISO, who holds the positions of Managing Director and Chief Product Officer, has served in various roles overseeing technology, product and marketing functions for over two decades. In addition to his tenure with us, he held senior roles in the consumer goods industry as well as in the financial investment industry. He has extensive experience managing risks at our company as well as at other companies, including risks arising from cybersecurity threats. The delegate of the CISO has extensive cybersecurity experience, having served in various roles in information technology and information security at our company for more than fourteen years, including serving as Head of Information Infrastructure, Head of Infrastructure Operations and Head of Data Center Operations. Before joining us, he had served in similar roles in the mobile carrier market and as an IT consultant.

Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Through ongoing communications with the concerned teams, including but not limited to Legal and Internal Audit, the CISO, and/or the delegate of the CISO, monitor the prevention, detection, mitigation and remediation of cybersecurity incidents, and report such incidents to the Disclosure Committee when appropriate.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true